  [EV LOGO]   MUTUAL FUNDS
              FOR PEOPLE            [PHOTO OF BRICK WALL WITH EDUCATION PLAQUE]
              WHO PAY
              TAXES




Semiannual Report July 31, 1999

[PHOTO OF HIGHWAY AT NIGHT]          EATON VANCE
                                     MUNICIPALS                 Florida Insured
                                      TRUST II

                                                                         Hawaii
                        Global Management-Global Distribution


                                                                         Kansas


[PHOTO OF SUSPENSION BRIDGE]

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 1999
-------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------

[PHOTO]            The first six months of 1999 proved to be increasingly
                   challenging for the municipal market. At the outset,
                   continued low inflation provided a fairly positive
Thomas J. Fetter   environment for the tax-exempt sector. The U.S. economy grew
President          4.6% in the first quarter, before posting a more moderate
                   2.3% growth rate in the second quarter. Inflation appeared to remain fairly well in check, although rising energy prices and labor cost pressures caught the eye of the Federal Reserve. In late June, the Fed raised its Federal funds rate -- a key short-term interest rate barometer -- by 25 basis points (.25%), and repeated the move in August.

Municipal bonds gained ground on Treasuries in the first quarter of 1999, as supply pressures, which weighed so heavily on the municipal market in 1998, eased somewhat early in the year. In June and July, however, the municipal market encountered some turmoil amid uncertainty about possible Federal Reserve actions as well as confusion over tax proposals pending in the Congress. For the six month period ended July 31, 1999, the Lehman Brothers Municipal Bond Index* -- a widely recognized, unmanaged index of municipal bonds -- posted a return of 1.83%.

MUNICIPAL BONDS REMAIN AN
UNDERVALUED ASSET CLASS...

Municipal bonds remained significantly undervalued relative to Treasury bonds. The numbers are most compelling. At July 31, the ratio of municipal yields to Treasury yields was 91% - very high by historical standards. Market anomalies such as this often create unusual opportunities. Indeed, considering their tax-exempt status, municipal bonds appear to be an excellent bargain for income-oriented investors.

  *It is not possible to invest directly in an Index.

-------------------------------------------------------------------------------
  Municipal bonds yield 91% of Treasury yields

  -------------------------------------------------------
                                    |
                  5.55%             |       8.67%
                                    |
 ---------------------------------------------------------
 30-Year AAA-rated                   Taxable equivalent yield
 General Obligation (GO) Bonds*      in 36% tax bracket

 -------------------------------------

                   6.10%

 -------------------------------------

 30-Year Treasury Bond

 Principal and interest payments of Treasury securities are guaranteed by the U.S. Government.

 *GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund's yield. Statistics as of July 31, 1999.

 Past performance is no guarantee of future results.
 Source: Bloomberg, L.P.
-------------------------------------------------------------------------------

WITH THE 2000 ELECTIONS NEARING,
TAX REFORM HAS ONCE AGAIN BECOME
A POLITICAL FOOTBALL...

Once again, the prospects of lower taxes are threatened by a political stalemate in Washington. The administration has threatened to veto recent tax cuts passed by Congress. Meanwhile, taxpayers continue to bear the burden of high taxes while facing the challenge of paying for college tuition, caring for elderly parents, or trying to plan for retirement.

At Eaton Vance, we believe that, amid rising surpluses and modest inflation pressures, the outlook for municipal bonds is quite favorable. And, at their recent levels, municipal bonds remain an especially attractive fixed-income alternative. In this uncertain climate, municipals represent a prudent way to diversify one's investment portfolio while lowering one's tax burden. We believe that municipals merit strong consideration from today's tax-conscious investors.

                             Sincerely,

                             /s/ Thomas J. Fetter

                             Thomas J. Fetter
                             President
                             September 9, 1999

-------------------------------------------------------------------------------
  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
     OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
                            YIELDS WILL CHANGE.
-------------------------------------------------------------------------------

EATON VANCE FLORIDA INSURED MUNICIPALS FUND AS OF JULY 31, 1999
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

[PHOTO]             The Economy
                    ------------------------------------
                    - The Florida economy expanded further in the first half of
                      1999, with the fast-growing service sector leading the
Cynthia J. Clemson    way. Propelled by tourism and retirement services, Florida
Portfolio Manager     has added 300,000 employees to its service sector payrolls in the past three years alone. The July jobless rate was just 3.8%, down from 4.2% a year earlier.
- Tourism continued to rebound following last year's devastating wildfires. Theme park and convention business posted strong gains, as Central Florida opened new parks, accompanied by the construction of new hotels, restaurants, retirement communities and entertainment facilities.
- Florida's manufacturing sector has weakened in 1999 in response to slower foreign demand. Exports, which slowed to a 5% growth rate in 1998, have suffered from continued weak demand from Asia, with citrus fruits and chemical exports especially hard-hit.

The Fund
------------------------------------
- During the six months ended July 31, 1999, the Fund's Class A and Class B shares had total returns of -3.2% and -3.6%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $10.91 on July 31, 1999 from $11.54 on January 31, 1999, and the reinvestment of $0.268 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.78 from $11.40, and the reinvestment of $0.221 per share in tax-free income.(2)
- Based on the Fund's most recent dividends and NAVs on July 31, 1999 of $10.91 per share for Class A and $10.78 per share for Class B, the distribution rates were 4.95% and 4.13%, respectively.(3)
- The SEC 30-day yields for Class A and B shares at July 31 were 4.58% and 4.00%, respectively.(4)

Management Update
------------------------------------
- Insured* water and sewer issues represented one of the Portfolio's largest sector weightings at July 31. As local communities struggle to accommodate their sharply rising populations, Florida has seen an ample supply of water-related projects come to market.
- The Portfolio found some excellent opportunities in special assessment district bonds. Used as an alternative to general obligations, special assessment district bonds are typically issued to finance infrastructural improvements in fast-growing communities.
- The Portfolio was again characterized by the extremely high quality of its investments, with 98.7% of the Portfolio rated AAA at July 31. That is an important consideration for conservative, quality-conscious investors.

Portfolio Statistics(5)
------------------------------------
- Number of Issues:                         46
- Average Maturity:                         24.5 years
- Average Rating:                           AAA
- Average Call:                             7.8 years
- Average Dollar Price:                     $95.68

Rating Distribution(5)
------------------------------------

[PIE CHART]

AAA          98.7%
Non-Rated     1.3%

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF JULY 31, 1999

PERFORMANCE(6)                                Class A            Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                       0.9%                0.2%
Five Years                                     5.7                 5.1
Life of Fund+                                  6.9                 6.0

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                      -3.9%               -4.6%
Five Years                                     4.7                 4.8
Life of Fund+                                  6.0                 5.9

+Inception date: Class A: 3/3/94; Class B: 3/2/94

Five Largest Sectors(5)
-------------------------------------------------------------------------------
By total investments

  [BAR GRAPH]

  INSURED -- SPECIAL TAX REVENUE*              18.0%
  INSURED -- WATER AND SEWER*                  17.3%
  HOUSING                                      13.2%
  INSURED -- TRANSPORTATION*                   11.7%
  INSURED -- HOUSING*                           9.4%

(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B shares. (2) Aportion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. Income may be subject to state intangibles tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Rating Distribution, and Five Largest Sectors may not be representative of the Portfolio's future investments. Five Largest Sectors represent 69.6% of the Portfolio's investments. In the opinion of management, the non-rated portion of the Fund represents bonds that, if rated, would warrant an investment-grade rating.
(6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% -3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE HAWAII MUNICIPALS FUND AS OF JULY 31, 1999
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

[PHOTO]             The Economy
                    ------------------------------------
                    - Following years of decline, the Hawaiian economy has
                      finally shown signs of a turnaround, with unemployment
Robert B. MacIntosh   falling to 5.4% in July from 6.3% a year earlier. While
Portfolio Manager     job growth in past years has been dominated by government
                      programs, recent growth has been tied to private industry, including retail trade, air transportation, and hotels.
- Hawaii's tourism industry is mounting a comeback, with total visitor counts rising 1% in the first quarter of the year. While the weak economy in Japan has discouraged eastbound arrivals, the state has enjoyed a 7% surge in mainland and other westbound traffic.
- The construction sector has shown signs of life. While the weak yen continues to hamper resort real estate sales, low interest rates and bargain prices are stirring home re-sales. On the commercial front, new retailers are taking advantage of low prices to establish a beachhead in the valuable Hawaii market.

The Fund
------------------------------------
- During the six months ended July 31, 1999, the Fund's Class A and Class B shares had total returns of -2.9% and -3.4%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.52 on July 31, 1999 from $10.05 on January 31, 1999, and the reinvestment of $0.242 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.65 from $10.20, and the reinvestment of $0.211 per share in tax-free income.(2)
- Based on the Fund's most recent dividends and NAVs on July 31, 1999 of $9.52 per share for Class A and $9.65 per share for Class B, the distribution rates were 5.13% and 4.40%, respectively.(3)
- The SEC 30-day yields for Class A and B shares at July 31 were 4.76% and 4.28%, respectively.(4)

Management Update
------------------------------------
- As new issuance of Hawaii bonds remained sparse, the Portfolio's trading activities were limited. Honolulu issues remained core holdings. The Portfolio maintained positions in Honolulu general obligations as well as in bonds for the city's wastewater treatment system.
- The Portfolio remained very selective with respect to the Hawaii hospital bond market. The upheaval that has characterized the hospital industry in the mainland U.S. has recently been felt in Hawaii, with changing reimbursement policies and shorter patient stays exerting cost pressures on the crowded Hawaii market.
- With the municipal market marked by continued calls of higher-coupon bonds, the Portfolio again emphasized call protection, trading short-call bonds for those with longer call dates.

Portfolio Statistics(5)
------------------------------------

- Number of Issues:                         44
- Average Maturity:                         22.4 years
- Average Rating:                           AA
- Average Call:                             8.9 years
- Average Dollar Price:                     $95.60

Rating Distribution(5)
------------------------------------

  [PIE CHART]

  AAA                52.2%
  AA                 21.7%
  A                  11.1%
  BBB                 8.2%
  BB                  5.8%
  Non-Rated           1.0%


-------------------------------------------------------------------------------
FUND INFORMATION
AS OF JULY 31, 1999

Performance(6)                                Class A            Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                        1.8%              0.7%
Five Years                                      5.4               5.0
Life of Fund+                                   4.3               4.2

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                       -3.1%             -4.2%
Five Years                                      4.4               4.7
Life of Fund+                                   3.3               4.1

+Inception date: Class A: 3/14/94; Class B: 3/2/94

FIVE LARGEST SECTORS(5)
-------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

  [BAR GRAPH]

  HOSPITALS                                    16.0%
  INSURED -- GENERAL OBLIGATIONS*              15.7%
  TRANSPORTATION                                9.9%
  INSURED -- ELECTRIC UTILITIES*                8.7%
  INSURED -- TRANSPORTATION*                    8.5%


(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B shares. (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. Income may be subject to state tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Rating Distribution, and Five Largest Sectors may not be representative of the Portfolio's future investments. Five Largest Sectors represent 58.8% of the Portfolio's investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE KANSAS MUNICIPALS FUND AS OF JULY 31, 1999
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

[PHOTO]             The Economy
                    ------------------------------------
                    - The Kansas economy registered brisk job growth in the
                      first half of 1999, with personal income growth only
Timothy T. Browse     slightly lower than in 1998. New businesses continue
Portfolio Manager     to generate new jobs. Dun & Bradstreet reported that
                      Kansas ranked fifth among states in new business formation, growing 11% in 1999.
- Durable goods manufacturing remained strong in Kansas, especially in the transportation sectors. Raytheon Aircraft was awarded additional Defense Department contracts, while Boeing, Inc. enjoyed a large order backlog for its Next Generation 737 aircraft, parts of which are manufactured in Witchita.
- Western Kansas' energy producers have suffered significantly from the recession in Asia and Latin America, as weak foreign economies have resulted in lower energy demand. Meanwhile, the Kansas farm sector has struggled with the worst drought conditions in decades.

The Fund
------------------------------------
- During the six months ended July 31, 1999, the Fund's Class A and Class B shares had total returns of -2.4% and -2.7%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.97 on July 31, 1999 from $10.47 on January 31, 1999, and the reinvestment of $0.256 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.88 from $10.37, and the reinvestment of $0.214 per share in tax-free income.(2)
- Based on the Fund's most recent dividends and NAVs on July 31, 1999 of $9.97 per share for Class A and $9.88 per share for Class B, the distribution rates were 5.15% and 4.33%, respectively.(3)
- The SEC 30-day yields for Class A and B shares at July 31 were 4.46% and 3.90%, respectively.(4)

Management Update
------------------------------------
- Management continued its barbell approach in the thinly-trade Kansas market. Where possible, the Portfolio improved call protection through the purchase of non-callable bonds. Separately, the Portfolio added zero coupon issues to add capital appreciation potential.
- Housing bonds were the Portfolio's largest sector weighting. Single and multi-family projects have tended to provide attractive yields while also affording excellent liquidity.
- Hospital bonds were also a significant investment. In a fast-changing health care environment, the Portfolio focused on institutions with competitive strengths, including a reputation for health care specialties, favorable demographics, and a history of containing costs.

Portfolio Statistics(5)
------------------------------------

- Number of Issues:                         50
- Average Maturity:                         20.3 years
- Average Rating:                           AA+
- Average Call:                             7.6 years
- Average Dollar Price:                     $96.91

Rating Distribution(5)
------------------------------------

  [PIE CHART]

  AAA                66.7%
  AA                 14.3%
  A                   6.4%
  BBB                 9.7%
  Non-Rated           2.9%

-------------------------------------------------------------------------------
FUND INFORMATION
AS OF JULY 31, 1999

Performance(6)                                Class A            Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                        1.4%               0.7%
Five Years                                      5.4                5.0
Life of Fund+                                   5.2                4.9

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                       -3.4%              -4.1%
Five Years                                      4.4                4.7
Life of Fund+                                   4.2                4.7

+Inception date: Class A: 3/3/94 Class B: 3/2/94

FIVE LARGEST SECTORS(5)
-------------------------------------------------------------------------------
BY TOTAL INVESTMENTS(5)

  [BAR GRAPH]

  HOUSING                                      20.1%
  GENERAL OBLIGATIONS                          12.5%
  INSURED -- HOSPITAL*                         11.7%
  INSURED -- GENERAL OBLIGATIONS*              11.1%
  INSURED -- ELECTRIC UTILITIES*                6.8%

(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B shares. (2) Aportion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. Income may be subject to state tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) Portfolio Statistics, Rating Distribution, and Five Largest Sectors may not be representative of the Portfolio's future investments. Five Largest Sectors represent 62.2% of the Portfolio's investments. (6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

* Private insurance does not decrease the risk of loss of principal associated with this investment.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 1999

                                                                        FLORIDA INSURED
                                                                              FUND         HAWAII FUND    KANSAS FUND
----------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------
Investment in Portfolio --
   Identified cost                                                         $28,586,887     $ 19,043,514   $ 12,880,777
   Unrealized appreciation                                                     367,673          311,188         56,311
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE                                    $28,954,560     $ 19,354,702   $ 12,937,088
----------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                                100,171               49          2,879
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                               $29,054,731     $ 19,354,751   $ 12,939,967
----------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------
Dividends payable                                                          $    54,354     $     34,751   $     21,215
Payable for Fund shares redeemed                                                42,942               --         14,695
Payable to affiliate for Trustees' fees                                            134              134            132
Other accrued expenses                                                           9,251            8,286          5,914
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                          $   106,681     $     43,171   $     41,956
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                 $28,948,050     $ 19,311,580   $ 12,898,011
----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                            $28,422,466     $ 19,222,285   $ 12,870,928
Accumulated net realized gain (loss) from Portfolio
   (computed on the basis of identified cost)                                  127,409         (192,580)        (1,395)
Accumulated undistributed (distributions in excess of)
   net investment income                                                        30,502          (29,313)       (27,833)
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)                                  367,673          311,188         56,311
----------------------------------------------------------------------------------------------------------------------
TOTAL                                                                      $28,948,050     $ 19,311,580   $ 12,898,011
----------------------------------------------------------------------------------------------------------------------

Class A Shares
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                 $ 6,113,512     $    304,553   $  2,189,794
SHARES OUTSTANDING                                                             560,388           32,000        219,632
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)       $     10.91     $       9.52   $       9.97
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset value per share)                     $     11.45     $       9.99   $      10.47
----------------------------------------------------------------------------------------------------------------------

Class B Shares
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                 $22,834,538     $ 19,007,027   $ 10,708,217
SHARES OUTSTANDING                                                           2,119,121        1,968,920      1,084,370
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)       $     10.78     $       9.65   $       9.88
----------------------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 1999

                                                                        FLORIDA INSURED
                                                                              FUND         HAWAII FUND    KANSAS FUND
----------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------
Interest allocated from Portfolios                                         $   788,365     $    541,234     $ 351,178
Expenses allocated from Portfolios                                             (47,613)              --            --
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIOS                                      $   740,752     $    541,234     $ 351,178
----------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------
Trustees fees and expenses                                                 $       194     $        194     $     194
Distribution and service fees
   Class A                                                                       3,596              258         1,426
   Class B                                                                     103,028           86,605        50,420
Transfer and dividend disbursing agent fees                                     12,886           10,744         6,429
Legal and accounting services                                                    7,294            6,701         6,701
Printing and postage                                                             5,400            5,400         5,400
Custodian fee                                                                    1,973            1,973         1,973
Amortization of organization expenses                                              500              895           616
Registration fees                                                                  180              900           180
Miscellaneous                                                                    1,463            1,026           687
----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                             $   136,514     $    114,696     $  74,026
----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                      $   604,238     $    426,538     $ 277,152
----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolios
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)                         $    78,195     $     35,221     $ (64,951)
   Financial futures contracts                                                  18,161           47,434        11,892
----------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                                   $    96,356     $     82,655     $ (53,059)
----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments                                                             $(1,740,259)    $ (1,169,410)    $(581,712)
   Financial futures contracts                                                      --               --           732
----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       $(1,740,259)    $ (1,169,410)    $(580,980)
----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                           $(1,643,903)    $ (1,086,755)    $(634,039)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                 $(1,039,665)    $   (660,217)    $(356,887)
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JULY 31, 1999

                                                                        FLORIDA INSURED
Increase (Decrease) in Net Assets                                             FUND         HAWAII FUND    KANSAS FUND
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                   $   604,238     $    426,538   $    277,152
   Net realized gain (loss)                                                     96,356           82,655        (53,059)
   Net change in unrealized appreciation (depreciation)                     (1,740,259)      (1,169,410)      (580,980)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                 $(1,039,665)    $   (660,217)  $   (356,887)
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                              $  (144,490)    $     (7,110)  $    (50,142)
      Class B                                                                 (452,622)        (411,004)      (227,010)
   In excess of net investment income
      Class A                                                                       --               --           (648)
      Class B                                                                       --               --         (3,486)
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                        $  (597,112)    $   (418,114)  $   (281,286)
----------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                              $   872,693     $     62,386   $    729,560
      Class B                                                                2,417,781        1,118,547        492,415
   Net asset value of shares issued
      to shareholders in payment of
      distributions declared
      Class A                                                                   57,012            5,632         37,005
      Class B                                                                  174,215          182,189        130,462
   Cost of shares redeemed
      Class A                                                                 (374,800)          (6,804)       (36,536)
      Class B                                                               (1,368,504)      (1,079,175)      (600,896)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                    $ 1,778,397     $    282,775   $    752,010
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                      $   141,620     $   (795,556)  $    113,837
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of period                                                     $28,806,430     $ 20,107,136   $ 12,784,174
----------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                           $28,948,050     $ 19,311,580   $ 12,898,011
----------------------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of)
net investment income
included in net assets
----------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                           $    30,502     $    (29,313)  $    (27,833)
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 1999

                                                                        FLORIDA INSURED
Increase (Decrease) in Net Assets                                             FUND         HAWAII FUND    KANSAS FUND
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                   $ 1,093,636     $    841,995   $    500,972
   Net realized gain                                                            86,945          265,220         73,451
   Net change in unrealized appreciation (depreciation)                        432,527          (88,908)        20,907
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $ 1,613,108     $  1,018,307   $    595,330
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                              $  (176,713)    $    (16,646)  $    (64,105)
      Class B                                                                 (912,251)        (824,101)      (436,867)
   In excess of net investment income
      Class A                                                                       --               --         (1,487)
      Class B                                                                       --          (38,387)       (21,739)
   From net realized gain
      Class A                                                                       --               --         (8,732)
      Class B                                                                       --               --        (62,972)
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                        $(1,088,964)    $   (879,134)  $   (595,902)
----------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                              $ 3,726,286     $     68,224   $    519,968
      Class B                                                                3,463,956        2,096,709      1,638,898
   Issued in reorganization of EV Traditional
      Municipals Funds
      Class A                                                                2,748,790          300,865      1,223,080
   Net asset value of shares issued
      to shareholders in payment of
      distributions declared
      Class A                                                                   56,951           14,016         51,968
      Class B                                                                  358,409          370,407        293,314
   Cost of shares redeemed
      Class A                                                                 (832,835)        (127,811)      (234,770)
      Class B                                                               (3,212,340)      (2,155,033)      (757,439)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                    $ 6,309,217     $    567,377   $  2,735,019
----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                 $ 6,833,361     $    706,550   $  2,734,447
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                                                       $21,973,069     $ 19,400,586   $ 10,049,727
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                             $28,806,430     $ 20,107,136   $ 12,784,174
----------------------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of)
net investment income
included in net assets
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                             $    23,376     $    (37,737)  $    (23,699)
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      FLORIDA INSURED FUND
                               --------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED JANUARY 31,
                                  SIX MONTHS ENDED           --------------------------------------------------------------------
                                  JULY 31, 1999
                                  (UNAUDITED)                        1999              1998        1997        1996      1995(1)
                               --------------------------    --------------------    --------    --------    --------    --------
                                  CLASS A        CLASS B     CLASS A     CLASS B     CLASS B     CLASS B     CLASS B     CLASS B
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                         $11.540     $11.400     $11.370     $11.230     $10.710     $11.090     $10.260     $10.000
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                $ 0.269     $ 0.223     $ 0.569     $ 0.467     $ 0.488     $ 0.499     $ 0.512     $ 0.456
Net realized and unrealized
   gain (loss)                        (0.631)     (0.622)      0.153       0.170       0.511      (0.385)      0.832       0.304
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                        $(0.362)    $(0.399)    $ 0.722     $ 0.637     $ 0.999     $ 0.114     $ 1.344     $ 0.760
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income           $(0.268)    $(0.221)    $(0.552)    $(0.467)    $(0.479)    $(0.494)    $(0.512)    $(0.456)
In excess of net investment
   income                                 --          --          --          --          --          --      (0.002)     (0.044)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $(0.268)    $(0.221)    $(0.552)    $(0.467)    $(0.479)    $(0.494)    $(0.514)    $(0.500)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $10.910     $10.780     $11.540     $11.400     $11.230     $10.710     $11.090     $10.260
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        (3.18)%     (3.55)%      6.52%       5.82%       9.57%       1.14%      13.39%       7.10%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                   $ 6,114     $22,835     $ 5,905     $22,901     $21,973     $21,717     $18,391     $11,596
Ratios (As a percentage of
   average daily net
   assets):
   Net expenses(3)(4)                   0.70%(5)    1.48%(5)    0.46%       1.25%       1.23%       1.21%       1.10%       0.75%(5)
   Net expenses after
      custodian fee
      reduction(3)                      0.66%(5)    1.44%(5)    0.39%       1.18%       1.16%       1.12%       1.00%         --
   Net investment income                4.81%(5)    4.03%(5)    4.86%       4.15%       4.50%       4.67%       4.76%       4.79%(5)
---------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net
   assets):
   Expenses(3)(4)                                               0.58%       1.37%       1.65%       1.51%       1.49%       1.62%(5)
   Expenses after custodian
      fee reduction(3)                                          0.51%       1.30%       1.58%       1.42%       1.39%         --
   Net investment income                                        4.74%       4.03%       4.08%       4.37%       4.37%       3.92%(5)
Net investment income per
   share                                                     $ 0.555     $ 0.453     $ 0.443     $ 0.467     $ 0.470     $ 0.374
---------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 2, 1994, to January 31, 1995.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4) The expense ratios for the year ended January 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratios by the effect of any expense offset arrangements with its service providers. The expense ratios for the period ended January 31, 1995 have not been adjusted to reflect this change.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                          HAWAII FUND
                               --------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED JANUARY 31,
                                  SIX MONTHS ENDED           --------------------------------------------------------------------
                                  JULY 31, 1999
                                  (UNAUDITED)(1)                     1999              1998        1997        1996      1995(2)
                               --------------------------    --------------------    --------    --------    --------    --------
                                  CLASS A        CLASS B     CLASS A     CLASS B     CLASS B     CLASS B     CLASS B     CLASS B
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                         $10.050     $10.200     $ 9.930     $10.130     $ 9.730     $ 9.980     $ 9.150     $10.000
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                $ 0.242     $ 0.214     $ 0.534     $ 0.431     $ 0.441     $ 0.466     $ 0.484     $ 0.434
Net realized and unrealized
   gain (loss)                        (0.530)     (0.553)      0.078       0.090       0.418      (0.241)      0.835      (0.805)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                        $(0.288)    $(0.339)    $ 0.612     $ 0.521     $ 0.859     $ 0.225     $ 1.319     $(0.371)
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income           $(0.242)    $(0.211)    $(0.492)    $(0.431)    $(0.441)    $(0.466)    $(0.484)    $(0.434)
In excess of net investment
   income                                 --          --          --      (0.020)     (0.018)     (0.009)     (0.005)     (0.045)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $(0.242)    $(0.211)    $(0.492)    $(0.451)    $(0.459)    $(0.475)    $(0.489)    $(0.479)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $ 9.520     $ 9.650     $10.050     $10.200     $10.130     $ 9.730     $ 9.980     $ 9.150
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        (2.90)%     (3.36)%      6.34%       5.29%       9.08%       2.40%      14.74%      (4.01)%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                   $   305     $19,007     $   259     $19,848     $19,401     $15,552     $15,126     $12,601
Ratios (As a percentage of
   average daily net
   assets):
   Net expenses(4)(5)                   0.48%(6)    1.20%(6)    0.45%       1.18%       1.27%       1.20%       1.05%       0.87%(6)
   Net expenses after
      custodian fee
      reduction(4)                      0.46%(6)    1.18%(6)    0.41%       1.14%       1.24%       1.15%       0.98%         --
   Net investment income                4.99%(6)    4.33%(6)    5.35%       4.27%       4.47%       4.81%       5.03%       5.03%(6)
---------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net
   assets):
   Expenses(4)(5)                       0.88%(6)    1.60%(6)    0.69%       1.42%       1.70%       1.61%       1.53%       1.41%(6)
   Expenses after custodian
      fee reduction(4)                  0.86%(6)    1.58%(6)    0.65%       1.38%       1.67%       1.56%       1.46%         --
   Net investment income                4.59%(6)    3.93%(6)    5.11%       4.03%       4.04%       4.40%       4.51%       4.49%(6)
Net investment income per
   share                             $ 0.222     $ 0.194     $ 0.510     $ 0.407     $ 0.399     $ 0.426     $ 0.434     $ 0.387
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, March 2, 1994, to January 31, 1995.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5) The expense ratios for the year ended January 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratios by the effect of any expense offset arrangements with its service providers. The expense ratios for the period ended January 31, 1995 have not been adjusted to reflect this change.
(6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                          KANSAS FUND
                               --------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED JANUARY 31,
                                  SIX MONTHS ENDED           --------------------------------------------------------------------
                                  JULY 31, 1999
                                  (UNAUDITED)(1)                   1999(1)             1998        1997        1996      1995(2)
                               --------------------------    --------------------    --------    --------    --------    --------
                                  CLASS A        CLASS B     CLASS A     CLASS B     CLASS B     CLASS B     CLASS B     CLASS B
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                         $10.470     $10.370     $10.460     $10.380     $10.080     $10.320     $ 9.560     $10.000
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                $ 0.252     $ 0.210     $ 0.505     $ 0.429     $ 0.458     $ 0.479     $ 0.481     $ 0.435
Net realized and unrealized
   gain (loss)                        (0.496)     (0.487)      0.082       0.071       0.414      (0.238)      0.761      (0.393)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                        $(0.244)    $(0.277)    $ 0.587     $ 0.500     $ 0.872     $ 0.241     $ 1.242     $ 0.042
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income           $(0.252)    $(0.210)    $(0.505)    $(0.429)    $(0.462)    $(0.473)    $(0.481)    $(0.435)
In excess of net investment
   income                             (0.004)     (0.003)     (0.012)     (0.021)       --(3)         --      (0.001)     (0.047)
From net realized gain                    --          --      (0.060)     (0.060)     (0.110)     (0.008)         --          --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                  $(0.256)    $(0.213)    $(0.577)    $(0.510)    $(0.572)    $(0.481)    $(0.482)    $(0.482)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $ 9.970     $ 9.880     $10.470     $10.370     $10.380     $10.080     $10.320     $ 9.560
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                        (2.36)%     (2.70)%      5.77%       4.96%       8.87%       2.46%      13.26%       0.16%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                   $ 2,190     $10,708     $ 1,561     $11,223     $10,050     $10,492     $10,782     $ 7,753
Ratios (As a percentage of
   average daily net
   assets):
   Net expenses(5)(6)                   0.54%(7)    1.33%(7)    0.49%       1.28%       1.38%       1.25%       1.20%       0.75%(7)
   Net expenses after
      custodian fee
      reduction(5)                      0.48%(7)    1.27%(7)    0.43%       1.22%       1.33%       1.15%       1.08%         --
   Net investment income                4.93%(7)    4.17%(7)    4.83%       4.14%       4.48%       4.77%       4.79%       4.81%(7)
---------------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net
   assets):
   Expenses(5)(6)                       1.02%(7)    1.81%(7)    0.79%       1.58%       1.90%       1.68%       1.59%       1.60%(7)
   Expenses after custodian
      fee reduction(5)                  0.96%(7)    1.75%(7)    0.73%       1.52%       1.85%       1.58%       1.47%         --
   Net investment income                4.45%(7)    3.69%(7)    4.53%       3.84%       3.96%       4.34%       4.40%       3.96%(7)
Net investment income per
   share                             $ 0.227     $ 0.186     $ 0.474     $ 0.398     $ 0.405     $ 0.436     $ 0.442     $ 0.397
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, March 2, 1994, to January 31, 1995.
(3) Distributions in excess of net investment income are less than $0.001 per share.
(4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(6) The expense ratios for the year ended January 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratios by the effect of any expense offset arrangements with its service providers. The expense ratios for the period ended January 31, 1995 have not been adjusted to reflect this change.
(7)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust II (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of four Funds, three of which are included in these financial statements. They include Eaton Vance Florida Insured Municipals Fund ("Florida Insured Fund"), Eaton Vance Hawaii Municipals Fund ("Hawaii Fund") and Eaton Vance Kansas Municipals Fund ("Kansas Fund"). The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a "Portfolio"), a New York trust, having the same investment objective as its corresponding Fund. The Florida Insured Fund invests its assets in the Florida Insured Municipals Portfolio, the Hawaii Fund invests its assets in the Hawaii Municipals Portfolio and the Kansas Fund invests its assets in the Kansas Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (99.5%, 99.3% and 99.0% at July 31, 1999 for Florida Insured Fund, Hawaii Fund and Kansas
   Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

 B Income -- Each Fund's net investment income consists of each Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 1999, the Hawaii Fund, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

FUND                                      AMOUNT      EXPIRES
-----------------------------------------------------------------------
Hawaii Fund                               $  26,381    January 31, 2005
                                            249,200    January 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

 D Deferred Organization Expenses -- Costs incurred by each Fund in connection with its organization, including registration costs, are being amortized on a straight-line basis over five years.

 E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Funds and Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of operating expenses on the statements of operations.

 G Other -- Investment transactions are accounted for on a trade date basis.

 H Interim Financial Statements -- The interim financial statements relating to
   July 31, 1999 and for the six-months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management, reflect all adjustments necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.
   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                 FLORIDA INSURED FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          JULY 31, 1999      YEAR ENDED
CLASS A                                   (UNAUDITED)        JANUARY 31, 1999
-----------------------------------------------------------------------------
Sales                                               77,045            326,221
Issued to shareholders electing to
 receive payments of distributions in
 Fund shares                                         5,081              4,977
Redemptions                                        (33,327)           (61,434)
Issued to EV Traditional Florida
 Insured Fund Shareholders                              --            241,825
-----------------------------------------------------------------------------
NET INCREASE                                        48,799            511,589
-----------------------------------------------------------------------------

                                                 FLORIDA INSURED FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          JULY 31, 1999      YEAR ENDED
CLASS B                                   (UNAUDITED)        JANUARY 31, 1999
-----------------------------------------------------------------------------
Sales                                              216,720            307,055
Issued to shareholders electing to
 receive payments of distributions in
 Fund shares                                        15,674             31,837
Redemptions                                       (122,816)          (285,458)
-----------------------------------------------------------------------------
NET INCREASE                                       109,578             53,434
-----------------------------------------------------------------------------

                                                      HAWAII FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          JULY 31, 1999      YEAR ENDED
CLASS A                                   (UNAUDITED)        JANUARY 31, 1999
-----------------------------------------------------------------------------
Sales                                                6,316              6,921
Issued to shareholders electing to
 receive payments of distributions in
 Fund shares                                           577              1,413
Redemptions                                           (687)           (12,832)
Issued to EV Traditional Hawaii Fund
 Shareholders                                           --             30,292
-----------------------------------------------------------------------------
NET INCREASE                                         6,206             25,794
-----------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                      HAWAII FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          JULY 31, 1999      YEAR ENDED
CLASS B                                   (UNAUDITED)        JANUARY 31, 1999
-----------------------------------------------------------------------------
Sales                                              113,188            208,238
Issued to shareholders electing to
 receive payments of distributions in
 Fund shares                                        18,324             36,709
Redemptions                                       (109,207)          (214,065)
-----------------------------------------------------------------------------
NET INCREASE                                        22,305             30,882
-----------------------------------------------------------------------------

                                                      KANSAS FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          JULY 31, 1999      YEAR ENDED
CLASS A                                   (UNAUDITED)        JANUARY 31, 1999
-----------------------------------------------------------------------------
Sales                                               70,478             49,650
Issued to shareholders electing to
 receive payments of distributions in
 Fund shares                                         3,631              4,982
Redemptions                                         (3,537)           (22,527)
Issued to EV Traditional Kansas Fund
 Shareholders                                           --            116,955
-----------------------------------------------------------------------------
NET INCREASE                                        70,572            149,060
-----------------------------------------------------------------------------

                                                      KANSAS FUND
                                          -----------------------------------
                                          SIX MONTHS ENDED
                                          JULY 31, 1999      YEAR ENDED
CLASS B                                   (UNAUDITED)        JANUARY 31, 1999
-----------------------------------------------------------------------------
Sales                                               48,696            158,523
Issued to shareholders electing to
 receive payments of distributions in
 Fund shares                                        12,860             28,367
Redemptions                                        (59,251)           (73,215)
-----------------------------------------------------------------------------
NET INCREASE                                         2,305            113,675
-----------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $6,187, $162 and $488 as its portion of the sales charge on sales of Class A shares from Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the six months ended July 31, 1999.

   Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has adopted a distribution plan (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, and a service plan (Class A Plan, collectively, the Plans). The Plans require the Class B shares to pay EVD amounts equal to 0.75% (annualized) of each Fund's Class B average daily net assets for providing ongoing distribution services and facilities to the respective Fund. A Fund's Class B shares will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and, accordingly, reduces the Class B's net assets. For the six months ended July 31, 1999, Florida Insured Fund, Hawaii Fund and Kansas Fund paid $84,914, $72,170 and $41,103, respectively, to EVD, representing 0.75% (annualized) of each Fund's Class B average daily net assets. At July 31, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Florida Insured Fund, Hawaii Fund and Kansas Fund were approximately $721,000, $670,000 and $355,000, respectively.

   Each Plan authorizes each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year. The Trustees have initially implemented the Plans by authorizing each class to make quarterly payments of service fees to EVD and investment dealers in amounts not expected to exceed 0.20% per annum of each Fund's average daily net assets attributable to both Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. For the six months ended July 31, 1999, Florida Insured Fund, Hawaii Fund and Kansas Fund paid or accrued service fees to or payable to EVD in the amount of

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   $3,596, $258 and $1,426, respectively, for Class A shares, and $18,114, $14,435 and $9,317, respectively, for Class B shares. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

   Certain officers and Trustees of the Funds are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited circumstances. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $30,000, $15,000 and $7,000 of CDSC paid by Class B shareholders of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the six months ended July 31, 1999.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended July 31, 1999 were as follows:

FLORIDA INSURED FUND
-----------------------------------------------------
Increases                                 $ 4,190,309
Decreases                                   2,321,983


HAWAII FUND
-----------------------------------------------------
Increases                                 $ 1,187,885
Decreases                                   1,541,784

KANSAS FUND
-----------------------------------------------------
Increases                                 $ 1,321,097
Decreases                                     841,798

8 Transfer of Net Assets
-------------------------------------------
   On February 1, 1998, EV Marathon Florida Insured Fund, EV Marathon Hawaii Fund and EV Marathon Kansas Fund acquired the net assets of the EV Traditional Florida Insured Fund, EV Traditional Hawaii Fund and EV Traditional Kansas Fund, respectively, pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, the Funds, at the closing, issued Class A shares as follows:

                                          CLASS A SHARES   AGGREGATE VALUE    NET ASSET VALUE
FUND                                          ISSUED       OF SHARES ISSUED      PER SHARE
----------------------------------------------------------------------------------------------
Florida Insured Fund                          241,825         $2,748,790           $11.37
Hawaii Fund                                    30,292            300,865             9.93
Kansas Fund                                   116,955          1,223,080            10.46

   The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The net assets acquired, including unrealized appreciation at the date of the transaction were as follows:

FUND                                      ACQUIRED NET ASSETS    UNREALIZED APPRECIATION
-----------------------------------------------------------------------------------------
Florida Insured Fund                           $2,748,790                $160,660
Hawaii Fund                                       300,865                  27,372
Kansas Fund                                     1,223,080                  49,919

   Directly after the merger, the combined net assets of the Funds and the net asset value of Class A shares and Class B shares were as follows:

                                                                     CLASS A            CLASS B
                                                                 NET ASSET VALUE    NET ASSET VALUE
FUND                                      COMBINED NET ASSETS       PER SHARE          PER SHARE
----------------------------------------------------------------------------------------------------
Florida Insured Fund                           $24,721,859            $11.37             $11.23
Hawaii Fund                                     19,701,451              9.93              10.13
Kansas Fund                                     11,272,807             10.46              10.38

FLORIDA INSURED MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.7%
---------------------------------------------------------------------------
      $1,160         Dade County, Professional Sports          $    383,020
                     Franchise, (MBIA), Escrowed to Maturity,
                     0.00%, 10/1/19
         500         North Port, Utility Revenue, (FGIC),           540,095
                     Prerefunded to 10/1/02, 6.25%, 10/1/22
         250         Orange, Tourist Development Tax, (MBIA),       272,960
                     Prerefunded to 10/1/04, 6.00%, 10/1/24
         400         Titusville, (MBIA), Prerefunded to             436,736
                     10/1/04, 6.00%, 10/1/24
---------------------------------------------------------------------------
                                                               $  1,632,811
---------------------------------------------------------------------------
Housing -- 13.2%
---------------------------------------------------------------------------
      $  320         Duval County HFA, SFMR, (GNMA), (AMT),    $    338,198
                     6.70%, 10/1/26
         750         Escambia County HFA, SFMR, (GNMA),             812,820
                     (AMT), 7.00%, 4/1/28
         660         Manatee County, HFA, SFMR, (GNMA),             727,564
                     (AMT), 6.875%, 11/1/26
         995         Pinellas County HFA, SFMR, (AMT), 5.80%,     1,010,283
                     3/1/29
         795         Pinellas County HFA, SFMR, (GNMA),             840,999
                     (AMT), 6.70%, 2/1/28
---------------------------------------------------------------------------
                                                               $  3,729,864
---------------------------------------------------------------------------
Insured-Cogeneration -- 1.6%
---------------------------------------------------------------------------
      $  500         Tampa, Solid Waste System, (McKay Bay     $    466,040
                     Refuse to Energy), (AMBAC), (AMT),
                     5.00%, 10/1/21
---------------------------------------------------------------------------
                                                               $    466,040
---------------------------------------------------------------------------
Insured-Education -- 1.8%
---------------------------------------------------------------------------
      $  500         Florida A&M University, (Student          $    504,420
                     Apartment Facilties), (MBIA), 5.625%,
                     7/1/25
---------------------------------------------------------------------------
                                                               $    504,420
---------------------------------------------------------------------------
Insured-Electric Utilities -- 7.9%
---------------------------------------------------------------------------
      $  445         Citrus County, PCR, (MBIA), 6.35%,        $    474,828
                     2/1/22
         895         Florida State Municipal Power Agency,          757,904
                     (Stanton), (AMBAC), 4.50%, 10/1/27
       1,000         Puerto Rico Electric Power Authority,        1,004,710
                     (MBIA), 5.50%, 7/1/25
---------------------------------------------------------------------------
                                                               $  2,237,442
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-General Obligations -- 7.9%
---------------------------------------------------------------------------
      $1,000         Florida Board of Education, (FGIC),       $    861,460
                     4.50%, 6/1/23
       1,000         Florida Board Of Education, (MBIA),            853,930
                     4.50%, 6/1/24
         500         Miami-Dade County, School District,            511,340
                     (FSA), 5.375%, 8/1/15
---------------------------------------------------------------------------
                                                               $  2,226,730
---------------------------------------------------------------------------
Insured-Hospital -- 2.4%
---------------------------------------------------------------------------
      $  200         Dade, Public Facilities Revenue,          $    186,582
                     (Jackson Memorial Hospital), (MBIA),
                     4.875%, 6/1/15
         500         Sarasota County, Public Hospital Board,        488,095
                     (Sarasota Memorial Hospital), (MBIA),
                     5.25%, 7/1/24
---------------------------------------------------------------------------
                                                               $    674,677
---------------------------------------------------------------------------
Insured-Housing -- 9.4%
---------------------------------------------------------------------------
      $  500         Florida HFA, (Homeowner Mortgage),        $    515,880
                     (MBIA), (AMT), 5.90%, 7/1/29
         500         Florida HFA, (Maitland Club Apartments),       540,920
                     (AMBAC), (AMT), 6.875%, 8/1/26
       1,000         Florida HFA, (Mariner Club Apartments),      1,061,861
                     (AMBAC), (AMT), 6.375%, 9/1/36
         500         Florida HFA, (Spinnaker Cove                   534,850
                     Apartments), (AMBAC), (AMT), 6.50%,
                     7/1/36
---------------------------------------------------------------------------
                                                               $  2,653,511
---------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 1.8%
---------------------------------------------------------------------------
      $  500         Dade County Resources Recovery            $    504,800
                     Facilities, (AMBAC), (AMT), 5.50%,
                     10/1/13
---------------------------------------------------------------------------
                                                               $    504,800
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 18.0%
---------------------------------------------------------------------------
      $  605         Celebration Community Development         $    581,780
                     District, (MBIA), 5.125%, 5/1/20
         625         Dade County, Special Obligation,               526,325
                     (AMBAC), Variable Rate, 10/1/35(1)
         500         Jacksonville, Capital Improvement              447,310
                     Revenue, (Stadium), (AMBAC), 4.75%,
                     10/1/25
       1,000         Jacksonville, Excise Taxes Revenue,            564,230
                     (FGIC), (AMT), 0.00%, 10/1/10
       1,000         Jacksonville, Excise Taxes Revenue,          1,034,940
                     (FGIC), (AMT), 5.70%, 10/1/09
         250         Puerto Rico Public Finance Corp.,              222,810
                     (AMBAC), Variable Rate, 6/1/26(1)(2)
         505         St. Petersburg Excise Tax, (FGIC),             487,744
                     5.00%, 10/1/16

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA INSURED MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
---------------------------------------------------------------------------
      $  340         Sunrise Public Facilities, (MBIA),        $    142,973
                     0.00%, 10/1/15
         500         Tampa, Occupational License Tax Revenue,       500,135
                     (FGIC), 5.50%, 10/1/27
       2,000         Tampa, Utility Tax Revenue, (AMBAC),           569,320
                     0.00%, 4/1/22
---------------------------------------------------------------------------
                                                               $  5,077,567
---------------------------------------------------------------------------
Insured-Transportation -- 11.7%
---------------------------------------------------------------------------
      $1,000         Dade County Aviation Facilities, (Miami   $    946,750
                     International Airport), (FSA), (AMT),
                     5.125%, 10/1/22
       1,000         Dade County, Seaport Revenue, (MBIA),          980,800
                     5.125%, 10/1/16
         750         Florida Ports Financing Commission,            733,005
                     (State Transportation Trust Fund),
                     (MBIA), (AMT), 5.375%, 6/1/27
         750         Florida Turnpike Authority, (Department        644,063
                     of Transportation), (FGIC), 4.50%,
                     7/1/27
---------------------------------------------------------------------------
                                                               $  3,304,618
---------------------------------------------------------------------------
Insured-Water and Sewer -- 17.3%
---------------------------------------------------------------------------
      $  325         Dade County, Water and Sewer System,      $    326,745
                     (FGIC), 5.375%, 10/1/16
         735         Enterprise Community Development               779,343
                     District, Water and Sewer, (MBIA),
                     6.125%, 5/1/24
       1,000         Jacksonville, Water and Sewer, (AMBAC),      1,056,090
                     (AMT), 6.35%, 8/1/25
       1,000         Lee County IDA, (Bonita Springs),            1,035,660
                     (MBIA), (AMT), 6.05%, 11/1/20
         500         Miami-Dade County, Water and Sewer,            465,085
                     (FGIC), 5.00%, 10/1/29
         375         Tampa Bay, Water Utility System, (FGIC),       289,485
                     Variable Rate, 10/1/27(1)(2)
       1,000         Vero Beach, Water and Sewer, (FGIC),           940,360
                     5.00%, 12/1/21
---------------------------------------------------------------------------
                                                               $  4,892,768
---------------------------------------------------------------------------
Transportation -- 1.3%
---------------------------------------------------------------------------
      $  400         Greater Orlando, Aviation Authority,      $    363,952
                     (Florida Airport), 8.328%, 10/1/18
---------------------------------------------------------------------------
                                                               $    363,952
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100%
   (identified cost $27,896,035)                               $ 28,269,200
---------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1999, 85.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. At July 31, 1999, the Portfolio's insured securities by financial institution are as follows:

                                                          % OF
                                          MARKET VALUE    MARKET VALUE
----------------------------------------------------------------------
American Municipal Bond Assurance Corp.    $  6,688,230        23.7%
(AMBAC)
Financial Guaranty Insurance Corp.            6,654,342        23.5
(FGIC)
Financial Security Assurance (FSA)            1,458,090         5.2
Municipal Bond Insurance Assoc. (MBIA)        9,374,722        33.1
----------------------------------------------------------------------
  TOTAL                                    $ 24,175,384        85.5%
----------------------------------------------------------------------

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

HAWAII MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Electric Utilities -- 3.0%
---------------------------------------------------------------------------
      $1,500         Puerto Rico Electric Power Authority,     $    566,355
                     0.00%, 7/1/17
---------------------------------------------------------------------------
                                                               $    566,355
---------------------------------------------------------------------------
General Obligations -- 4.3%
---------------------------------------------------------------------------
      $  750         Honolulu, 4.75%, 9/1/17                   $    700,283
         285         Puerto Rico, Public Improvement, 0.00%,        121,649
                     7/1/15
---------------------------------------------------------------------------
                                                               $    821,932
---------------------------------------------------------------------------
Hospital -- 16.0%
---------------------------------------------------------------------------
      $  200         Hawaii State Department of Budget and     $    188,866
                     Finance, (Kaiser Permanente), 5.15%,
                     3/1/15
         635         Hawaii State Department of Budget and          652,596
                     Finance, (Kapiolani Health System),
                     6.00%, 7/1/19
         870         Hawaii State Department of Budget and          876,290
                     Finance, (Queens Health System), 5.75%,
                     7/1/26
         710         Hawaii State Department of Budget and          750,917
                     Finance, (Wahiawa General Hospital),
                     7.50%, 7/1/12
         300         Hawaii State Department of Budget and          278,103
                     Finance, (Wilcox Memorial Hospital),
                     5.35%, 7/1/18
         300         Hawaii State Department of Budget and          277,575
                     Finance, (Wilcox Memorial Hospital),
                     5.50%, 7/1/28
---------------------------------------------------------------------------
                                                               $  3,024,347
---------------------------------------------------------------------------
Housing -- 7.3%
---------------------------------------------------------------------------
      $  200         Guam Housing Corp., Single Family,        $    202,342
                     5.75%, 9/1/31
       1,000         Hawaii State Housing Finance and             1,022,709
                     Development, Single Family, 5.90%,
                     7/1/27
         145         Hawaii State Housing Finance and               148,699
                     Development, Single Family, (AMT),
                     6.00%, 7/1/26
---------------------------------------------------------------------------
                                                               $  1,373,750
---------------------------------------------------------------------------
Industrial Development Revenue -- 2.8%
---------------------------------------------------------------------------
      $  370         Hawaii State Department of                $    351,903
                     Transportation, (Continental Airlines,
                     Inc.), (AMT), 5.625%, 11/15/27
         180         Puerto Rico Port Authority, (American          187,362
                     Airlines), (AMT), 6.30%, 6/1/23
---------------------------------------------------------------------------
                                                               $    539,265
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-Education -- 5.4%
---------------------------------------------------------------------------
      $  500         Hawaii State Housing Development Corp.,   $    510,015
                     (University of Hawaii), (AMBAC), 5.65%,
                     10/1/16
         500         University of Hawaii Board of Regents,         510,385
                     University System, (AMBAC), 5.65%,
                     10/1/12
---------------------------------------------------------------------------
                                                               $  1,020,400
---------------------------------------------------------------------------
Insured-Electric Utilities -- 8.7%
---------------------------------------------------------------------------
      $1,000         Hawaii State Department of Budget and     $  1,000,400
                     Finance, (Hawaiian Electric Co.),
                     (MBIA), (AMT), 5.65%, 10/1/27
         500         Hawaii State Department of Budget and          539,765
                     Finance, (Hawaiian Electric Co., Inc.),
                     (MBIA), (AMT), 6.60%, 1/1/25
         100         Puerto Rico Electric Power Authority,          109,750
                     STRIPES, (FSA), Variable Rate, 7/1/03(1)
---------------------------------------------------------------------------
                                                               $  1,649,915
---------------------------------------------------------------------------
Insured-General Obligations -- 15.7%
---------------------------------------------------------------------------
      $  350         Hawaii County, (FGIC), 5.55%, 5/1/10      $    364,798
         400         Hawaii State, (FGIC), 5.00%, 10/1/17           382,708
         150         Honolulu, City and County, (FGIC),             139,988
                     5.00%, 7/1/23
         250         Honolulu, City and County, (FGIC),             233,055
                     5.00%, 4/1/24
         305         Kauai County, (MBIA), 5.90%, 2/1/14            317,078
         910         Maui County, (FGIC), 5.00%, 9/1/17             870,797
         250         Maui County, (FGIC), 5.25%, 3/1/18             246,055
         420         Maui County, (FGIC), 5.30%, 9/1/14             421,054
---------------------------------------------------------------------------
                                                               $  2,975,533
---------------------------------------------------------------------------
Insured-Hospital -- 3.0%
---------------------------------------------------------------------------
      $  500         Hawaii State Department of Budget and     $    455,590
                     Finance, (Queens Health System), (MBIA),
                     5.00%, 7/1/28
         100         Hawaii State Department of Budget and          106,698
                     Finance, (St. Francis Medical Center),
                     (FSA), 6.50%, 7/1/22
---------------------------------------------------------------------------
                                                               $    562,288
---------------------------------------------------------------------------
Insured-Housing -- 2.7%
---------------------------------------------------------------------------
      $  480         Honolulu, Mortgage Revenue Bonds, (Smith  $    506,525
                     Beretania), (FHA Insured) (MBIA), 7.80%,
                     7/1/24
---------------------------------------------------------------------------
                                                               $    506,525
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HAWAII MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-Lease Revenue/ Certificates of Participation -- 1.2%
---------------------------------------------------------------------------
      $  250         Hawaii State, (Kapolei State Office       $    233,388
                     Building), (AMBAC), 5.00%, 5/1/18
---------------------------------------------------------------------------
                                                               $    233,388
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.9%
---------------------------------------------------------------------------
      $  210         Puerto Rico Infrastructure Financing      $    174,626
                     Authority, (AMBAC), Variable Rate,
                     7/1/28(1)
---------------------------------------------------------------------------
                                                               $    174,626
---------------------------------------------------------------------------
Insured-Transportation -- 8.5%
---------------------------------------------------------------------------
      $  500         Hawaii State Airports System, (FGIC),     $    524,250
                     (AMT), 7.50%, 7/1/20
         100         Hawaii State Airports System, (MBIA),          114,208
                     (AMT), 6.90%, 7/1/12
         245         Hawaii State Airports System, (MBIA),          260,420
                     (AMT), 7.00%, 7/1/18
         650         Hawaii State Harbor Revenue, (FGIC),           697,093
                     (AMT), 6.375%, 7/1/24
---------------------------------------------------------------------------
                                                               $  1,595,971
---------------------------------------------------------------------------
Insured-Water and Sewer -- 5.1%
---------------------------------------------------------------------------
      $1,000         Honolulu, City and County Waste Water     $    348,500
                     Systems, (FGIC), 0.00%, 7/1/18
         730         Honolulu, City and County Waterworks           614,237
                     System Revenue, (FGIC), 4.50%, 7/1/28
---------------------------------------------------------------------------
                                                               $    962,737
---------------------------------------------------------------------------
Special Tax Revenue -- 2.2%
---------------------------------------------------------------------------
      $  200         Puerto Rico Infrastructure Financing      $    177,540
                     Authority, Variable Rate, 7/1/28(1)(2)
         250         Virgin Islands Public Facilities               244,948
                     Authority, 5.625%, 10/1/25
---------------------------------------------------------------------------
                                                               $    422,488
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------

Transportation -- 9.9%
---------------------------------------------------------------------------
      $  500         Hawaii State Highway Revenue, 5.00%,      $    485,845
                     7/1/12
         250         Hawaii State Highway Revenue, 5.50%,           254,268
                     7/1/18
       1,300         Puerto Rico Highway and Transportation       1,132,039
                     Authority, 4.75%, 7/1/38
---------------------------------------------------------------------------
                                                               $  1,872,152
---------------------------------------------------------------------------
Water and Sewer -- 3.3%
---------------------------------------------------------------------------
      $  600         Honolulu, Water Supply System, 5.80%,     $    623,988
                     7/1/16
---------------------------------------------------------------------------
                                                               $    623,988
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100%
   (identified cost $18,612,858)                               $ 18,925,660
---------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1999, 51.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.1% to 25.6% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

KANSAS MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Electric Utilities -- 4.6%
---------------------------------------------------------------------------
      $  150         Guam Power Authority, 6.625%, 10/1/14     $    168,149
         450         Puerto Rico Electric Power Authority,          414,846
                     5.00%, 7/1/28
---------------------------------------------------------------------------
                                                               $    582,995
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.3%
---------------------------------------------------------------------------
      $   65         Kansas City, Utility System, (FGIC),      $     71,974
                     Prerefunded to 09/01/04, 6.375%, 9/1/23
         415         Labette County, SFMR, Escrowed to              182,206
                     Maturity, 0.00%, 12/1/14
       1,000         Saline County, SFMR, Escrowed to               412,810
                     Maturity, 0.00%, 12/1/15
---------------------------------------------------------------------------
                                                               $    666,990
---------------------------------------------------------------------------
General Obligations -- 12.5%
---------------------------------------------------------------------------
      $  400         Douglas County, Unified School District   $    421,235
                     #497, 6.00%, 9/1/15
         890         Johnson County, Unified School District        864,474
                     #229, 5.00%, 10/1/16
         500         Puerto Rico, 0.00%, 7/1/18                     178,140
         110         Topeka, 5.00%, 8/15/12                         108,701
---------------------------------------------------------------------------
                                                               $  1,572,550
---------------------------------------------------------------------------
Hospital -- 6.0%
---------------------------------------------------------------------------
      $  225         Atchison, (Atchison Hospital Assn.),      $    217,823
                     5.70%, 11/15/18
         250         Lawrence, (Lawrence Memorial Hospital),        256,953
                     6.20%, 7/1/19
         300         Newton, (Newton Healthcare Corp.),             286,521
                     5.75%, 11/15/24
---------------------------------------------------------------------------
                                                               $    761,297
---------------------------------------------------------------------------
Housing -- 20.1%
---------------------------------------------------------------------------
      $   60         Kansas City, Mortgage Revenue, (GNMA),    $     61,013
                     (AMT), 5.30%, 5/1/07
          65         Kansas City, Mortgage Revenue, (GNMA),          66,155
                     (AMT), 5.30%, 11/1/07
         145         Kansas City, Mortgage Revenue, (GNMA),         149,073
                     (AMT), 5.90%, 11/1/27
         300         Kansas City, Mortgage Revenue, (GNMA),         313,986
                     (AMT), 7.00%, 12/1/11
         220         Kansas City, Multifamily, (FHA), 6.70%,        225,135
                     7/1/23
         100         Kansas Development Authority, SFMR,            103,818
                     (FHA), (Martin Creek), 6.60%, 8/1/34

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------

Housing (continued)
---------------------------------------------------------------------------
      $   85         Olathe and Labette County, SFMR, (GNMA),  $     94,113
                     (AMT), 8.10%, 8/1/23
         140         Olathe, Mortgage Revenue, (GNMA), (AMT),       145,830
                     7.60%, 3/1/07
         250         Olathe, Multifamily, (FNMA), 6.45%,            263,213
                     6/1/19
         210         Puerto Rico Housing Finance Corp.,             218,182
                     7.50%, 4/1/22
         160         Sedgwick and Shawnee County, SFMR,             178,051
                     (GNMA), 7.75%, 11/1/24
         290         Sedgwick County, SFMR, (GNMA), 8.00%,          322,141
                     5/1/25
          35         Sedgwick County, SFMR, (GNMA), 8.20%,           38,721
                     5/1/14
         350         Wichita, Multifamily, (Broadmoor Chelsea       357,140
                     Apartments), (FNMA), (AMT), 5.65%,
                     7/1/16
---------------------------------------------------------------------------
                                                               $  2,536,571
---------------------------------------------------------------------------
Industrial Development Revenue -- 4.1%
---------------------------------------------------------------------------
      $  350         Puerto Rico Port Authority, (American     $    364,315
                     Airlines), (AMT), 6.30%, 6/1/23
         160         Topeka IDA, (Resers Fine Foods, Inc.),         156,584
                     (AMT), 5.40%, 4/1/05
---------------------------------------------------------------------------
                                                               $    520,899
---------------------------------------------------------------------------
Insured-Education -- 1.9%
---------------------------------------------------------------------------
      $  250         Johnson County Community College,         $    238,873
                     (Student Commons and Parking Systems),
                     (MBIA), 5.05%, 11/15/21
---------------------------------------------------------------------------
                                                               $    238,873
---------------------------------------------------------------------------
Insured-Electric Utilities -- 6.8%
---------------------------------------------------------------------------
      $  345         Burlington PCR, (Kansas Gas & Electric    $    366,770
                     Co.), (MBIA), 7.00%, 6/1/31
         100         Puerto Rico Electric Power Authority,          107,375
                     STRIPES, (FSA), Variable Rate, 7/1/02(1)
         400         Wellington Electric Waterworks and             387,508
                     Authority Revenue, (AMBAC), 5.20%,
                     5/1/23
---------------------------------------------------------------------------
                                                               $    861,653
---------------------------------------------------------------------------
Insured-General Obligations -- 11.1%
---------------------------------------------------------------------------
      $  200         Harvey County, Unified School District    $    184,084
                     #373, (FSA), 4.80%, 9/1/18
         200         Johnson County, Unified School District        217,412
                     #231, (FGIC), 6.00%, 10/1/16
         500         Sedgwick County, Unified School District       473,449
                     #267, (AMBAC), 5.00%, 11/1/19

                       SEE NOTES TO FINANCIAL STATEMENTS

KANSAS MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------

Insured-General Obligations (continued)
---------------------------------------------------------------------------
      $  250         Sedgwick County, Unified School District  $    273,455
                     #267, (AMBAC), 6.15%, 11/1/09
         230         Sedgwick County, Unified School District       251,579
                     #267, (AMBAC), 6.15%, 11/1/10
---------------------------------------------------------------------------
                                                               $  1,399,979
---------------------------------------------------------------------------
Insured-Hospital -- 11.7%
---------------------------------------------------------------------------
      $  250         Kansas DFA, (Medical Center, Inc.),       $    248,515
                     (MBIA), 5.50%, 11/15/22
         500         Kansas DFA, (St. Luke's), (MBIA),              487,384
                     5.375%, 11/15/26
         500         Kansas DFA, (Stormont-Vail) (MBIA),            525,954
                     5.80%, 11/15/11
         200         Olathe, Health Facilities, (Evangelical        207,440
                     Lutheran Good Samaritan Society),
                     (AMBAC), 6.00%, 5/1/19
---------------------------------------------------------------------------
                                                               $  1,469,293
---------------------------------------------------------------------------
Insured-Housing -- 2.6%
---------------------------------------------------------------------------
      $  100         Puerto Rico Housing Finance Corp.,        $    101,635
                     (AMBAC), 7.50%, 10/1/11
         145         Sedgwick County, Mortgage Loan Revenue,        149,366
                     (MBIA), (GNMA), (AMT), 7.50%, 12/1/09
          75         Sedgwick County, Mortgage Loan Revenue,         77,342
                     (MBIA), (GNMA), (AMT), 7.50%, 12/1/10
---------------------------------------------------------------------------
                                                               $    328,343
---------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 3.7%
---------------------------------------------------------------------------
      $  500         Kansas DFA, (Sisters Of Charity           $    464,414
                     Leavenworth), (MBIA), 5.00%, 12/1/25
---------------------------------------------------------------------------
                                                               $    464,414
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.2%
---------------------------------------------------------------------------
      $  175         Puerto Rico Infrastructure Financing      $    145,521
                     Authority, (AMBAC), Variable Rate,
                     7/1/28(1)
---------------------------------------------------------------------------
                                                               $    145,521
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------

Insured-Transportation -- 1.5%
---------------------------------------------------------------------------
      $  200         Puerto Rico Highway and Transportation    $    188,488
                     Authority, (AMBAC), 5.00%, 7/1/28
---------------------------------------------------------------------------
                                                               $    188,488
---------------------------------------------------------------------------
Insured-Utilities -- 1.2%
---------------------------------------------------------------------------
      $  135         Kansas City, Utility System, (FGIC),      $    145,642
                     6.375%, 9/1/23
---------------------------------------------------------------------------
                                                               $    145,642
---------------------------------------------------------------------------
Insured-Water and Sewer -- 2.7%
---------------------------------------------------------------------------
      $  400         Wyandotte County & Kansas City, (MBIA),   $    338,940
                     4.50%, 9/1/28
---------------------------------------------------------------------------
                                                               $    338,940
---------------------------------------------------------------------------
Transportation -- 3.0%
---------------------------------------------------------------------------
      $  400         Puerto Rico Highway and Transportation    $    372,872
                     Authority, 5.00%, 7/1/22
---------------------------------------------------------------------------
                                                               $    372,872
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100%
   (identified cost $12,538,681)                               $ 12,595,320
---------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1999, 44.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.3% to 23.0% of total investments.

(1)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 1999

                                          FLORIDA INSURED       HAWAII         KANSAS
                                             PORTFOLIO        PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------
Investments --
   Identified cost                           $27,896,035     $ 18,612,858   $ 12,538,681
   Unrealized appreciation                       373,165          312,802         56,639
----------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                        $28,269,200     $ 18,925,660   $ 12,595,320
----------------------------------------------------------------------------------------
Cash                                         $   351,832     $    347,835   $    271,880
Receivable for investments sold                   25,429               --         10,197
Interest receivable                              448,550          185,951        173,263
Receivable from the Investment Adviser                --           24,254         21,308
Other assets                                       8,548            8,419          7,989
----------------------------------------------------------------------------------------
TOTAL ASSETS                                 $29,103,559     $ 19,492,119   $ 13,079,957
----------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------
Payable to affiliate for Trustees' fees      $       135     $        135   $        135
Other accrued expenses                             4,460            5,543          5,684
----------------------------------------------------------------------------------------
TOTAL LIABILITIES                            $     4,595     $      5,678   $      5,819
----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                     $29,098,964     $ 19,486,441   $ 13,074,138
----------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                           $28,725,799     $ 19,173,639   $ 13,017,499
Net unrealized appreciation (computed on
   the basis of identified cost)                 373,165          312,802         56,639
----------------------------------------------------------------------------------------
TOTAL                                        $29,098,964     $ 19,486,441   $ 13,074,138
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 1999

                                          FLORIDA INSURED       HAWAII        KANSAS
                                             PORTFOLIO        PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------
Interest                                     $   792,391     $    544,884   $  354,916
--------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $   792,391     $    544,884   $  354,916
--------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------
Investment adviser fee                       $    28,063     $     15,340   $   10,028
Trustees fees and expenses                           194              194          194
Custodian fee                                     12,322           13,252       13,295
Legal and accounting services                      8,840            8,840        8,593
Amortization of organization expenses                201              331          184
Miscellaneous                                      6,024            3,276        3,180
--------------------------------------------------------------------------------------
TOTAL EXPENSES                               $    55,644     $     41,233   $   35,474
--------------------------------------------------------------------------------------
Deduct --
   Preliminary reduction of investment
      adviser fee                            $        --     $     15,340   $   10,028
   Preliminary allocation of expenses to
      the Investment Adviser                          --           24,254       21,308
   Reduction of custodian fee                      6,560            1,639        4,138
--------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $     6,560     $     41,233   $   35,474
--------------------------------------------------------------------------------------

NET EXPENSES                                 $    49,084     $         --   $       --
--------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $   743,307     $    544,884   $  354,916
--------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $    78,601     $     35,456   $  (65,642)
   Financial futures contracts                    18,253           47,758       12,019
--------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                     $    96,854     $     83,214   $  (53,623)
--------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $(1,749,139)    $ (1,177,306)  $ (588,519)
   Financial futures contracts                        --               --          787
--------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $(1,749,139)    $ (1,177,306)  $ (587,732)
--------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS             $(1,652,285)    $ (1,094,092)  $ (641,355)
--------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $  (908,978)    $   (549,208)  $ (286,439)
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JULY 31, 1999

                                          FLORIDA INSURED       HAWAII         KANSAS
Increase (Decrease) in Net Assets            PORTFOLIO        PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------
From operations --
   Net investment income                     $   743,307     $    544,884   $    354,916
   Net realized gain (loss)                       96,854           83,214        (53,623)
   Net change in unrealized appreciation
      (depreciation)                          (1,749,139)      (1,177,306)      (587,732)
----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $  (908,978)    $   (549,208)  $   (286,439)
----------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 4,190,309     $  1,187,885   $  1,321,097
   Withdrawals                                (2,321,983)      (1,541,784)      (841,798)
----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                 $ 1,868,326     $   (353,899)  $    479,299
----------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS        $   959,348     $   (903,107)  $    192,860
----------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------
At beginning of period                       $28,139,616     $ 20,389,548   $ 12,881,278
----------------------------------------------------------------------------------------
AT END OF PERIOD                             $29,098,964     $ 19,486,441   $ 13,074,138
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 1999

                                          FLORIDA INSURED       HAWAII         KANSAS
Increase (Decrease) in Net Assets            PORTFOLIO        PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 1,347,962     $  1,069,839   $    641,820
   Net realized gain                              87,420          267,003         73,744
   Net change in unrealized appreciation
      (depreciation)                             301,762          (89,480)        21,642
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 1,737,144     $  1,247,362   $    737,206
----------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 6,379,597     $  2,231,345   $  2,114,772
   Withdrawals                                (4,827,198)      (2,953,293)    (1,389,324)
----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                 $ 1,552,399     $   (721,948)  $    725,448
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $ 3,289,543     $    525,414   $  1,462,654
----------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------
At beginning of year                         $24,850,073     $ 19,864,134   $ 11,418,624
----------------------------------------------------------------------------------------
AT END OF YEAR                               $28,139,616     $ 20,389,548   $ 12,881,278
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                   FLORIDA INSURED PORTFOLIO
                                           --------------------------------------------------------------------------
                                           SIX MONTHS
                                           ENDED                              YEAR ENDED JANUARY 31,
                                           JULY 31, 1999     --------------------------------------------------------
                                           (UNAUDITED)         1999        1998        1997        1996      1995(1)
---------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
---------------------------------------------------------------------------------------------------------------------
Net expenses(2)                                     0.38%(3)    0.18%       0.07%       0.09%       0.07%       0.01%(3)
Net expenses after custodian fee
   reduction                                        0.34%(3)    0.11%       0.00%       0.02%       0.00%         --
Net investment income                               5.13%(3)    5.21%       5.63%       5.76%       5.82%       5.73%(3)
Portfolio Turnover                                    21%          9%         34%         36%         32%         33%
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                      $29,099     $28,140     $24,850     $24,204     $21,416     $14,400
---------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses                                                        0.30%       0.48%       0.39%       0.39%       0.41%(3)
Expenses after custodian fee reduction                          0.23%       0.41%       0.32%       0.32%         --
Net investment income                                           5.09%       5.22%       5.46%       5.50%       5.33%(3)
---------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 2, 1994, to January 31, 1995.
(2) The expense ratios for the year ended January 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior period have not been adjusted to reflect this change.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                        HAWAII PORTFOLIO
                                           --------------------------------------------------------------------------
                                           SIX MONTHS
                                           ENDED                              YEAR ENDED JANUARY 31,
                                           JULY 31, 1999     --------------------------------------------------------
                                           (UNAUDITED)         1999        1998        1997        1996      1995(1)
---------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
---------------------------------------------------------------------------------------------------------------------
Net expenses(2)                                     0.02%(3)    0.04%       0.03%       0.04%       0.06%       0.06%(3)
Net expenses after custodian fee
   reduction                                        0.00%(3)    0.00%       0.00%       0.00%       0.00%         --
Net investment income                               5.50%(3)    5.39%       5.70%       5.96%       6.01%       6.03%(3)
Portfolio Turnover                                     9%         29%         27%         21%         19%         66%
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                      $19,486     $20,390     $19,864     $16,014     $15,578     $12,865
---------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(2)                                         0.42%(3)    0.28%       0.46%       0.43%       0.41%       0.38%(3)
Expenses after custodian fee reduction              0.40%(3)    0.24%       0.43%       0.39%       0.35%         --
Net investment income                               5.10%(3)    5.15%       5.27%       5.57%       5.66%       5.70%(3)
---------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 2, 1994, to January 31, 1995.
(2) The expense ratios for the year ended January 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior period have not been adjusted to reflect this change.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                        KANSAS PORTFOLIO
                                           --------------------------------------------------------------------------
                                           SIX MONTHS
                                           ENDED                              YEAR ENDED JANUARY 31,
                                           JULY 31, 1999     --------------------------------------------------------
                                           (UNAUDITED)         1999        1998        1997        1996      1995(1)
---------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
---------------------------------------------------------------------------------------------------------------------
Net expenses(2)                                     0.06%(3)    0.06%       0.05%       0.08%       0.09%       0.01%(3)
Net expenses after custodian fee
   reduction                                        0.00%(3)    0.00%       0.00%       0.00%       0.00%         --
Net investment income                               5.42%(3)    5.34%       5.79%       5.91%       5.93%       5.68%(3)
Portfolio Turnover                                     9%         33%         17%         49%         21%         12%
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                      $13,074     $12,881     $11,419     $11,736     $11,609     $ 8,306
---------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(2)                                         0.54%(3)    0.36%       0.57%       0.48%       0.50%       0.43%(3)
Expenses after custodian fee reduction              0.48%(3)    0.30%       0.52%       0.40%       0.41%         --
Net investment income                               4.94%(3)    5.04%       5.27%       5.51%       5.52%       5.26%(3)
---------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 2, 1994, to January 31, 1995.
(2) The expense ratios for the year ended January 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior period have not been adjusted to reflect this change.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Florida Insured Municipals Portfolio ("Florida Insured Portfolio"), Hawaii Municipals Portfolio ("Hawaii Portfolio") and Kansas Municipals Portfolio ("Kansas Portfolio"), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.

 K Interim Financial Statements -- The interim financial statements relating to
   July 31, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management, reflect all adjustments necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended July 31, 1999, each Portfolio incurred advisory fees as follows:

PORTFOLIO                                  AMOUNT    EFFECTIVE RATE*
--------------------------------------------------------------------
Florida Insured                           $ 28,063         0.19%
Hawaii                                      15,340         0.15%
Kansas                                      10,028         0.15%

*    As a percentage of average daily net assets.

   To enhance the net income of the Hawaii Portfolio and Kansas Portfolio, BMR made a reduction of its fee in the amount of $15,340 and $10,028, respectively, and $24,254 and $21,308, respectively, of expenses related to the operation of the Portfolios were allocated to BMR. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 1999, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the six months ended July 31, 1999, were as follows:

FLORIDA INSURED PORTFOLIO
-----------------------------------------------------
Purchases                                 $ 7,510,686
Sales                                       6,075,534


HAWAII PORTFOLIO
-----------------------------------------------------
Purchases                                 $ 1,662,624
Sales                                       1,834,011

KANSAS PORTFOLIO
-----------------------------------------------------
Purchases                                 $ 1,713,140
Sales                                       1,124,945

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 1999, as computed on a federal income tax basis, are as follows:

FLORIDA INSURED PORTFOLIO
------------------------------------------------------
AGGREGATE COST                            $ 27,896,035
------------------------------------------------------
Gross unrealized appreciation             $  1,136,192
Gross unrealized depreciation                 (763,027)
------------------------------------------------------
NET UNREALIZED APPRECIATION               $    373,165
------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

HAWAII PORTFOLIO
------------------------------------------------------
AGGREGATE COST                            $ 18,612,858
------------------------------------------------------
Gross unrealized appreciation             $    691,685
Gross unrealized depreciation                 (378,883)
------------------------------------------------------
NET UNREALIZED APPRECIATION               $    312,802
------------------------------------------------------


KANSAS PORTFOLIO
------------------------------------------------------
AGGREGATE COST                            $ 12,538,681
------------------------------------------------------
Gross unrealized appreciation             $    297,030
Gross unrealized depreciation                 (240,391)
------------------------------------------------------
NET UNREALIZED APPRECIATION               $     56,639
------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the six months ended July 31, 1999.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At July 31, 1999, there were no outstanding obligations under these financial instruments.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 1999

MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Cynthia J. Clemson
Vice President and Portfolio
Manager of Florida Insured
Municipals Portfolio

Robert B. MacIntosh
Vice President and Portfolio
Manager of Hawaii Municipals
Portfolio

Timothy T. Browse
Vice President and Portfolio
Manager of Kansas
Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

   PORTFOLIO INVESTMENT ADVISER
   BOSTON MANAGEMENT AND RESEARCH
   The Eaton Vance Building
   255 State Street
   Boston, MA 02109


   FUND ADMINISTRATOR
   EATON VANCE MANAGEMENT
   The Eaton Vance Building
   255 State Street
   Boston, MA 02109


   PRINCIPAL UNDERWRITER
   EATON VANCE DISTRIBUTORS, INC.
   The Eaton Vance Building
   255 State Street
   Boston, MA 02109
   (617) 482-8260


   CUSTODIAN
   INVESTORS BANK & TRUST COMPANY
   200 Clarendon Street
   Boston, MA 02116



   TRANSFER AGENT
   FIRST DATA INVESTOR SERVICES GROUP
   Attention:  Eaton Vance Funds
   P.O. Box 5123
   Westborough, MA 01581-5123








   EATON VANCE MUNICIPALS TRUST II
   THE EATON VANCE BUILDING
   255 STATE STREET
   BOSTON, MA 02109




-------------------------------------------------------------------------------
  THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES
  CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU
  INVEST OR SEND MONEY.
-------------------------------------------------------------------------------

  3-4388                                                             3CSRC-9/99